Shareholder Report, Holdings (Details) - Independent Franchise Partners US Equity Fund	Mar. 31, 2026
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Commercial and Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%